CLEARBRIDGE LARGE CAP GROWTH ESG ETF

Schedule of investments (unaudited)	August 31, 2020

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.3%
COMMUNICATION SERVICES - 10.7%
Entertainment - 2.1%
Walt Disney Co.	18,974	$2,502,101

Interactive Media & Services - 6.3%
Facebook Inc., Class A Shares	25,717	7,540,224	*

Media - 2.3%
Comcast Corp., Class A Shares	61,170	2,741,028

TOTAL COMMUNICATION SERVICES		12,783,353

CONSUMER DISCRETIONARY - 15.0%
Auto Components - 0.9%
Aptiv PLC	11,970	1,030,857

Internet & Direct Marketing Retail - 9.3%
Amazon.com Inc.	3,224	11,125,895	*

Specialty Retail - 4.8%
Advance Auto Parts Inc.	10,885	1,701,434
Home Depot Inc.	7,632	2,175,425
Ulta Beauty Inc.	7,670	1,780,821	*

Total Specialty Retail		5,657,680

TOTAL CONSUMER DISCRETIONARY		17,814,432

CONSUMER STAPLES - 3.2%
Beverages - 1.4%
Monster Beverage Corp.	19,886	1,667,640	*

Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	6,130	2,131,156

TOTAL CONSUMER STAPLES		3,798,796

FINANCIALS - 1.4%
Consumer Finance - 1.4%
American Express Co.	16,689	1,695,436

HEALTH CARE - 13.0%
Biotechnology - 4.4%
Alexion Pharmaceuticals Inc.	13,103	1,496,625	*
Amgen Inc.	11,266	2,853,903
BioMarin Pharmaceutical Inc.	11,376	887,669	*

Total Biotechnology		5,238,197

Health Care Equipment & Supplies - 0.9%
Alcon Inc.	18,476	1,059,414	*

Health Care Providers & Services - 4.6%
CVS Health Corp.	27,752	1,723,954
UnitedHealth Group Inc.	12,192	3,810,610

Total Health Care Providers & Services		5,534,564

See Notes to Schedule of Investments.

ClearBridge Large Cap Growth ESG ETF 2020 Quarterly Report	1

CLEARBRIDGE LARGE CAP GROWTH ESG ETF

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	SHARES	VALUE
Life Sciences Tools & Services - 3.1%
Thermo Fisher Scientific Inc.	8,521	$3,655,338

TOTAL HEALTH CARE		15,487,513

INDUSTRIALS - 10.8%
Air Freight & Logistics - 3.9%
CH Robinson Worldwide Inc.	12,228	1,202,012
United Parcel Service Inc., Class B Shares	21,390	3,499,832

Total Air Freight & Logistics		4,701,844

Industrial Conglomerates - 1.9%
Honeywell International Inc.	13,909	2,302,635

Professional Services - 2.0%
IHS Markit Ltd.	29,113	2,326,711

Road & Rail - 1.4%
Uber Technologies Inc.	48,623	1,635,191	*

Trading Companies & Distributors - 1.6%
W.W. Grainger Inc.	5,183	1,894,024

TOTAL INDUSTRIALS		12,860,405

INFORMATION TECHNOLOGY - 39.8%
IT Services - 8.2%
Akamai Technologies Inc.	19,350	2,252,921	*
Fidelity National Information Services Inc.	16,074	2,424,763
Visa Inc., Class A Shares	23,880	5,062,321

Total IT Services		9,740,005

Semiconductors & Semiconductor Equipment - 7.2%
NVIDIA Corp.	6,174	3,302,967
NXP Semiconductors NV	6,908	868,750
QUALCOMM Inc.	25,324	3,016,088
Texas Instruments Inc.	10,051	1,428,750

Total Semiconductors & Semiconductor Equipment		8,616,555

Software - 18.4%
Adobe Inc.	7,474	3,837,077	*
Microsoft Corp.	30,011	6,768,381
Nutanix Inc., Class A Shares	28,684	823,518	*
Palo Alto Networks Inc.	7,482	1,925,941	*
salesforce.com Inc.	16,746	4,565,797	*
Splunk Inc.	10,938	2,399,031	*
VMware Inc., Class A Shares	10,720	1,548,397	*

Total Software		21,868,142

Technology Hardware, Storage & Peripherals - 6.0%
Apple Inc.	55,812	7,201,980

TOTAL INFORMATION TECHNOLOGY		47,426,682

See Notes to Schedule of Investments.

2	ClearBridge Large Cap Growth ESG ETF 2020 Quarterly Report

CLEARBRIDGE LARGE CAP GROWTH ESG ETF

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	SHARES	VALUE
MATERIALS - 1.5%
Chemicals - 1.5%
Ecolab Inc.	9,224	$1,817,866

REAL ESTATE - 1.9%
Equity Real Estate Investment Trusts (REITs) - 1.9%
Equinix Inc.	2,774	2,190,850

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $88,128,900)		115,875,333

	RATE
SHORT-TERM INVESTMENTS - 2.7%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $3,154,856)	0.006%	3,154,856	3,154,856

TOTAL INVESTMENTS - 100.0% (Cost - $91,283,756)			119,030,189
Other Assets in Excess of Liabilities - 0.0%††			32,742

TOTAL NET ASSETS - 100.0%			$119,062,931

††	Represents less than 0.1%.

*	Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

ClearBridge Large Cap Growth ESG ETF 2020 Quarterly Report	3

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Large Cap Growth ESG ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one

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Notes to Schedule of Investments (unaudited) (continued)

or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information

5

Notes to Schedule of Investments (unaudited) (continued)

generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$115,875,333	—	—	$115,875,333
Short-Term Investments†	3,154,856	—	—	3,154,856

Total Investments	$119,030,189	—	—	$119,030,189

†	See Schedule of Investments for additional detailed categorizations.

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